UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21846

CLOUGH GLOBAL OPPORTUNITIES FUND

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

Erin Douglas

Clough Global Opportunities Fund

1290 Broadway, Suite 1100

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end: March 31

Date of reporting period: December 31, 2011

Item 1 – Schedule of Investments.

Clough Global Opportunities Fund

STATEMENT OF INVESTMENTS

December 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS 122.99%

Consumer Discretionary 16.03%
Amazon.com, Inc.(a)	15,200	$2,631,120
Arezzo Industria e Comercio S.A.	115,295	1,434,040
Bosideng International Holdings, Ltd.	19,188,000	5,435,274
CBS Corp. - Class B(b)	203,431	5,521,117
Cinemark Holdings, Inc.(b)	130,000	2,403,700
DIRECTV - Class A(a) (b)(c)	75,400	3,224,104
Dongfeng Motor Group Co., Ltd. - Class H	2,118,119	3,632,651
Focus Media Holding, Ltd. - ADR(a) (b)(c)	223,348	4,353,053
GOME Electrical Appliances Holdings, Ltd.	8,328,000	1,930,111
The Goodyear Tire & Rubber Co.(a) (b)(c)	1,508,753	21,379,030
Great Wall Motor Co., Ltd.	952,247	1,390,374
H&R Block, Inc.(b)(c)	496,112	8,101,509
Lamar Advertising Co. - Class A(a) (b)(c)	124,597	3,426,418
Liberty Interactive Corp. - Class A(a) (b)(c)	334,902	5,430,436
Liberty Media Corp. - Liberty Capital(a) (b)(c)	67,246	5,248,550
Man Wah Holdings, Ltd.	6,430,900	3,858,573
MGM Resorts International(a)(b)(c)	216,763	2,260,838
Monro Muffler Brake, Inc.(b)	39,000	1,512,810
News Corp.- Class A(b)	305,500	5,450,120
NIKE, Inc. - Class B(b)(c)	46,600	4,490,842
Orient-Express Hotels, Ltd.(a) (b)	220,900	1,650,123
Parkson Retail Asia, Ltd.(a)(d)	1,767,000	1,702,903
Time Warner, Inc.(b)(c)	59,888	2,164,352
Valassis Communications, Inc.(a) (b)(c)	110,104	2,117,300
Viacom, Inc. - Class B(b)(c)	102,700	4,663,607

		105,412,955

Consumer Staples 1.99%
Brazil Pharma S.A.(a)(d)	282,974	1,289,521
China Agri-Industries Holdings, Ltd.	3,106,100	2,363,589
China Resources Enterprise, Ltd.	390,600	1,340,289
Cia de Bebidas das Americas - ADR(b)(c)	109,900	3,966,291
Julio Simoes Logistica S.A.	322,786	1,616,310
Raia Drogasil S.A.	109,048	758,264

	Shares	Value
Consumer Staples (continued)
Vinda International Holdings, Ltd.	1,378,568	$1,769,671

		13,103,935

Energy 22.33%
Natural Gas Leveraged Exploration & Production 1.23%
Forest Oil Corp.(a) (b)	279,485	3,787,022
Quicksilver Resources, Inc.(a) (b)(c)	644,769	4,326,400

		8,113,422

Non-North American Producers 2.79%
BP PLC - Sponsored ADR(b)	77,800	3,325,172
InterOil Corp.(a) (b)(c)	133,009	6,800,750
Royal Dutch Shell PLC - ADR(b)(c)	112,692	8,236,659

		18,362,581

Oil Leveraged Exploration & Production 5.23%
Anadarko Petroleum Corp.(b)(c)	132,232	10,093,269
Energy XXI Bermuda, Ltd.(a) (b)	49,663	1,583,256
EOG Resources, Inc.(b)(c)	34,300	3,378,893
Exxon Mobil Corp.(b)(c)	29,200	2,474,992
Hess Corp.(b)	98,100	5,572,080
Kodiak Oil & Gas Corp.(a) (b)(c)	208,017	1,976,161
Kunlun Energy Co., Ltd.	120,864	172,116
Nexen, Inc.(b)(c)	138,674	2,206,303
Occidental Petroleum Corp.(b)(c)	19,967	1,870,908
Petrobank Energy & Resources, Ltd.(a)	70,333	730,428
Pioneer Natural Resources Co.(b)(c)	48,300	4,321,884

		34,380,290

Oil Services & Drillers 9.95%
Cameron International Corp.(a) (b)(c)	138,800	6,827,572
Dresser-Rand Group, Inc.(a) (b)(c)	94,649	4,723,931
Ensco PLC - Sponsored ADR(b)(c)	146,698	6,883,070
Halliburton Co.(b)(c)	238,127	8,217,763
Helmerich & Payne, Inc.(b)	45,100	2,632,036
Hornbeck Offshore Services, Inc.(a) (b)(c)	81,600	2,531,232
Nabors Industries, Ltd.(a) (b)	150,900	2,616,606
National Oilwell Varco, Inc.(b)(c)	180,387	12,264,512
Oil States International, Inc.(a) (b)(c)	63,440	4,844,913
Patterson-UTI Energy, Inc.(b)	132,400	2,645,352
Superior Energy Services, Inc.(a) (b)(c)	202,714	5,765,186
Tenaris S.A. - ADR(b)	146,904	5,461,891

		65,414,064

	Shares	Value
Energy (continued)
Refiners 0.82%
Marathon Petroleum Corp.(b)(c)	162,491	$5,409,325

Tankers 2.31%
Golar LNG Partners LP	59,844	1,834,219
Golar LNG, Ltd.(b)(c)	300,410	13,353,224

		15,187,443

TOTAL ENERGY		146,867,125

Financials 24.95%
Capital Markets 8.20%
Ares Capital Corp.(b)(c)	1,100,986	17,010,234
CITIC Securities Co., Ltd.(a)	919,000	1,512,222
The Goldman Sachs Group, Inc.(b)	30,468	2,755,221
Golub Capital BDC, Inc.(b)(c)	226,900	3,516,950
Indochina Capital Vietnam Holdings, Ltd.(a)(d)(e)	54,585	200,873
Medley Capital Corp.(b)(c)	146,188	1,520,355
Morgan Stanley(b)(c)	287,716	4,353,143
PennantPark Floating Rate Capital, Ltd.(b)	92,500	952,750
PennantPark Investment Corp.(b)	707,590	7,139,583
Solar Capital, Ltd.(b)(c)	559,577	12,361,056
Solar Senior Capital, Ltd.(b)(c)	167,431	2,637,038

		53,959,425

Commercial Banks 3.77%
Banco do Brasil S.A.	66,954	850,722
Banco Santander Brasil S.A. - ADR(b)	229,200	1,865,688
China Construction Bank Corp. - Class H	16,995,203	11,860,274
China Merchants Bank Co., Ltd. - Class H	775,000	1,566,644
Chongqing Rural Commercial Bank - Class H(a)	3,175,000	1,643,383
Industrial & Commercial Bank of China - Class H	7,169,600	4,255,640
Valley National Bancorp(b)(c)	220,985	2,733,585

		24,775,936

Consumer Finance 0.71%
American Express Co.(b)	99,157	4,677,236

Diversified Financials 2.80%
Bank of America Corp.(b)(c)	774,708	4,307,376
Citigroup, Inc.(b)(c)	325,046	8,551,960
M&T Bank Corp.(b)	72,996	5,572,515

		18,431,851

	Shares	Value
Financials (continued)
Real Estate Investment Trusts 7.15%
AIMS AMP Capital Industrial REIT	442,692	$322,535
American Capital Agency Corp.(b)(c)	452,915	12,717,853
Ascendas Real Estate Investment Trust	3,597,000	5,074,985
Ascott Residence Trust	1,781,824	1,360,014
CapitaCommercial Trust	3,879,110	3,155,207
Capstead Mortgage Corp.(b)(c)	825,479	10,268,959
CYS Investments, Inc.(b)(c)	198,522	2,608,579
Dynex Capital, Inc.(b)(c)	405,253	3,699,960
Hatteras Financial Corp.(b)	296,362	7,815,066

		47,023,158

Real Estate Management & Development 1.53%
Aliansce Shopping Centers S.A.	157,358	1,202,172
BHG S.A. - Brazil Hospitality Group(a)	111,949	930,283
BR Malls Participacoes S.A.	245,858	2,388,391
CapitaMalls Asia, Ltd.	498,953	434,692
Iguatemi Empresa de Shopping Centers S.A.	68,755	1,277,603
Multiplan Empreendimentos Imobiliarios S.A.	77,900	1,598,302
Sonae Sierra Brasil S.A.	171,000	2,200,241

		10,031,684

Thrift & Mortgage Finance 0.79%
People’s United Financial, Inc.(b)(c)	402,352	5,170,223

TOTAL FINANCIALS		164,069,513

Health Care 1.46%
Sanofi - ADR(b)(c)	261,718	9,563,176

Industrials 8.83%
Air China, Ltd.	2,159,200	1,595,783
Brenntag AG	53,400	4,972,665
Copa Holdings S.A.(b)	56,850	3,335,389
Delta Air Lines, Inc.(a) (b)(c)	885,328	7,162,304
GZI Transport, Ltd.	3,273,315	1,432,966
Jardine Strategic Holdings, Ltd.	105,255	2,912,406
Santos Brasil Participacoes S.A.	159,042	2,103,507
Sensata Technologies Holding NV(a) (b)(c)	131,100	3,445,308
TE Connectivity, Ltd.(b)	100,500	3,096,405
Towers Watson & Co.(b)	25,900	1,552,187
TransDigm Group, Inc.(a) (b)(c)	97,447	9,323,729
United Continental Holdings, Inc.(a) (b)(c)	301,769	5,694,381

	Shares	Value
Industrials (continued)
Verisk Analytics, Inc. - Class A(a) (b)	81,313	$3,263,091
WABCO Holdings, Inc.(a) (b)	23,496	1,019,726
Wesco Aircraft Holdings, Inc.(a) (b)(c)	198,300	2,774,217
Zhejiang Expressway Co., Ltd. - Class H	6,783,000	4,401,710

		58,085,774

Information Technology 20.93%
Apple, Inc.(a) (b)(c)	64,748	26,222,940
Arrow Electronics, Inc.(a) (b)(c)	292,600	10,946,166
Avnet, Inc.(a) (b)(c)	261,200	8,120,708
Dell, Inc.(a) (b)(c)	129,500	1,894,585
Dena Co., Ltd.	48,700	1,460,937
eBay, Inc.(a) (b)(c)	137,818	4,180,020
EMC Corp.(a) (b)(c)	106,900	2,302,626
Google, Inc. - Class A(a) (b)(c)	9,821	6,343,384
Ingram Micro, Inc. - Class A(a) (b)(c)	179,300	3,261,467
International Business Machines Corp.	17,427	3,204,477
Lenovo Group, Ltd.	14,474,000	9,653,557
Mastercard, Inc.(b)(c)	22,195	8,274,740
Micron Technology, Inc.(a) (b)	533,600	3,356,344
Microsoft Corp.(b)(c)	884,979	22,974,055
priceline.com, Inc.(a)	2,200	1,028,962
SanDisk Corp.(a) (b)	126,200	6,210,302
Seagate Technology(b)	185,300	3,038,920
Visa, Inc.(b)	77,080	7,825,932
Xerox Corp.(b)(c)	649,394	5,169,176
ZTE Corp.	692,200	2,170,199

		137,639,497

Materials 1.71%
Crown Holdings, Inc.(a) (b)	55,834	1,874,905
Owens-Illinois, Inc.(a) (b)(c)	418,697	8,114,348
WR Grace & Co.(a) (b)	27,300	1,253,616

		11,242,869

Telecommunication Services 2.75%
Chunghwa Telecom Co., Ltd. - ADR(b)	147,418	4,906,071
DiGi.Com Bhd	1,450,000	1,774,763
Maxis Bhd	3,314,700	5,730,144
Philippine Long Distance Telephone Co.	53,015	3,072,948
StarHub, Ltd.	449,893	1,009,359

	Shares	Value
Telecommunication Services (continued)
Telekom Malaysia Bhd	1,033,200	$1,616,616

		18,109,901

Utilities 22.01%
AES Corp.(a) (b)	214,146	2,535,489
American Electric Power Co., Inc.(b)(c)	250,000	10,327,500
Babcock & Wilcox Co.(a) (b)(c)	33,771	815,232
Calpine Corp.(a) (b)	277,585	4,532,963
CenterPoint Energy, Inc.(b)(c)	310,200	6,231,918
CMS Energy Corp.(b)(c)	363,000	8,015,040
Dominion Resources, Inc.(b)(c)	200,600	10,647,848
DTE Energy Co.(b)(c)	120,800	6,577,560
Edison International(b)(c)	183,200	7,584,480
FirstEnergy Corp.(b)(c)	159,000	7,043,700
National Grid PLC - Sponsored ADR(b)(c)	607,200	29,437,056
NiSource, Inc.(b)(c)	316,443	7,534,508
Northeast Utilities(b)(c)	260,148	9,383,538
OGE Energy Corp.(b)(c)	104,374	5,919,050
PG&E Corp.(b)	48,900	2,015,658
Pinnacle West Capital Corp.(b)	86,114	4,148,972
Power Assets Holdings, Ltd.	905,500	6,698,037
PPL Corp.(b)(c)	363,465	10,693,140
The Williams Cos, Inc.(b)	46,433	1,533,218
Xcel Energy, Inc.(b)	112,028	3,096,454

		144,771,361

TOTAL COMMON STOCKS (Cost $780,015,991)		808,866,106

PREFERRED STOCKS 0.50%
The Goodyear Tire & Rubber Co., 5.875%(b)	67,800	3,298,470

TOTAL PREFERRED STOCKS (Cost $3,394,237)		3,298,470

Description and Maturity Date	Principal Amount	Value
CORPORATE BONDS 5.48%
American Axle & Manufacturing, Inc.
03/01/2017, 7.875% (b)(c)	$3,765,000	3,746,175
ArvinMeritor, Inc.
03/15/2018, 10.625% (b)	1,805,000	1,705,725
Constellation Brands, Inc.
09/01/2016, 7.250% (b)	1,070,000	1,181,012
Crown Americas LLC / Crown Americas Capital Corp. III
Series WI, 02/01/2021, 6.250%(b)	2,435,000	2,556,750

Description and Maturity Date	Principal Amount	Value
CORPORATE BONDS (continued)
Dana Holding Corp.
02/15/2021, 6.750% (b)	$2,165,000	$2,229,950
Ford Motor Credit Co. LLC
02/01/2021, 5.750% (b)	3,650,000	3,811,560
Forest Oil Corp.
06/15/2019, 7.250% (b)	2,400,000	2,460,000
Gol Finance
07/20/2020, 9.250% (b)(d)	2,310,000	2,154,075
Hanesbrands, Inc.
12/15/2020, 6.375% (b)	2,105,000	2,147,100
Manufacturers & Traders Trust Co.
12/01/2021, 5.629% (b)(f)	3,680,000	3,465,861
Newfield Exploration Co.
05/15/2018, 7.125% (b)	1,900,000	2,037,750
TAM Capital 2, Inc.
01/29/2020, 9.500% (b)(g)	2,205,000	2,375,888
Tenneco, Inc.
08/15/2018, 7.750% (b)	1,250,000	1,331,250
Terex Corp.
11/15/2017, 8.000% (b)(c)	1,215,000	1,196,775
Visteon Corp.
04/15/2019, 6.750% (b)(d)	3,650,000	3,659,125

TOTAL CORPORATE BONDS (Cost $35,334,440)		36,058,996

ASSET/MORTGAGE BACKED SECURITIES 0.08%
Government National Mortgage Association (GNMA)
Series 2007-37, Class SA,
03/20/2037, 21.125%(b)(f)	328,878	372,854
Series 2007-37, Class SB,
03/20/2037, 21.125%(b)(f)	109,293	137,907

TOTAL ASSET/MORTGAGE BACKED SECURITIES (Cost $408,012)		510,761

GOVERNMENT & AGENCY OBLIGATIONS 22.66%
U.S. Treasury Bonds
11/15/2020, 2.625% (b)	23,330,000	25,112,552
02/15/2021, 3.625% (b)	53,695,000	62,328,136
02/15/2027, 6.625% (b)	13,960,000	21,470,047
08/15/2040, 3.875% (b)	8,970,000	10,730,362
U.S. Treasury Notes
06/30/2018, 2.375% (b)	27,450,000	29,420,828

TOTAL GOVERNMENT & AGENCY OBLIGATIONS (Cost $145,286,529)		149,061,925

	Number of Contracts	Value
CALL OPTIONS PURCHASED 0.08%
HOLDRs Oil Services, Expires January, 2013, Exercise Price $160.00(e)	838	368,720

	Number of Contracts	Value
CALL OPTIONS PURCHASED (continued)
Microsoft Corp., Expires January, 2013, Exercise Price $30.00	1,792	$180,096

TOTAL CALL OPTIONS PURCHASED (Cost $2,227,863)		548,816

	Shares	Value
SHORT-TERM INVESTMENTS 2.28%
Money Market Fund
Dreyfus Treasury Prime Money Market Fund (0.000% 7-day yield)(h)	9,098,603	9,098,603

U.S. Treasury Bills
U.S. Treasury Bill Discount Notes
08/23/2012, 0.072%(b)(i)	5,900,000	5,897,422

TOTAL SHORT-TERM INVESTMENTS (Cost $14,995,847)		14,996,025

Total Investments - 154.07% (Cost $981,662,919)		1,013,341,099

Liabilities in Excess of Other Assets - (54.07%)		(355,640,717)

NET ASSETS - 100.00%		$657,700,382

SCHEDULE OF SECURITIES SOLD SHORT (a)	Shares	Value
COMMON STOCK
Alfa Laval AB	(68,614)	$(1,300,087)
Apollo Group, Inc. - Class A	(64,072)	(3,451,559)
Barclays PLC - ADR	(144,300)	(1,585,857)
Berkshire Hathaway, Inc. - Class B	(14,233)	(1,085,978)
BHP Billiton, Ltd. - ADR	(140,758)	(9,941,737)
Caterpillar, Inc.	(31,488)	(2,852,813)
Cummins, Inc.	(16,800)	(1,478,736)
Deutsche Bank AG	(154,052)	(5,832,409)
Diamond Offshore Drilling, Inc.	(19,320)	(1,067,623)
First Quantum Minerals, Ltd.	(48,519)	(954,902)
Fortescue Metals Group, Ltd.	(687,485)	(3,002,486)
Freeport-McMoRan Copper & Gold, Inc.	(59,985)	(2,206,848)
HDFC Bank, Ltd. - ADR	(53,017)	(1,393,287)
ICICI Bank, Ltd. - ADR	(53,675)	(1,418,630)
Isetan Mitsukoshi Holdings, Ltd.	(23,200)	(243,243)
ITT Educational Services, Inc.	(16,800)	(955,752)

SCHEDULE OF SECURITIES SOLD SHORT (a) (continued)	Shares	Value
Joy Global, Inc.	(35,234)	$(2,641,493)
Kohl’s Corp.	(20,900)	(1,031,415)
Komatsu, Ltd.	(172,200)	(4,024,786)
Li & Fung, Ltd.	(667,343)	(1,235,598)
The Mosaic Co.	(30,751)	(1,550,773)
PACCAR, Inc.	(39,800)	(1,491,306)
Potash Corp. of Saskatchewan, Inc.	(44,807)	(1,849,633)
Rio Tinto PLC	(164,131)	(8,029,288)
Rio Tinto, Ltd. - ADR	(25,577)	(1,577,455)
Salesforce.com, Inc.	(44,165)	(4,480,981)
Sandvik AB	(149,326)	(1,832,387)
Schneider Electric S.A.	(77,100)	(4,059,313)
Siemens AG - ADR	(24,031)	(2,297,604)
Suncor Energy, Inc.	(151,473)	(4,366,967)
TAL International Group, Inc.	(9,889)	(284,704)
United States Oil Fund LP	(247,866)	(9,446,173)
Vale SA - ADR	(315,177)	(6,760,547)
Volvo AB	(147,076)	(1,609,233)

		(97,341,603)

EXCHANGE TRADED FUNDS
iShares® Dow Jones U.S. Real Estate Index Fund	(21,424)	(1,216,669)
iShares® MSCI Australia Index Fund	(137,773)	(2,953,853)
iShares® MSCI Emerging Markets Index Fund	(217,097)	(8,236,660)
iShares® MSCI Germany Index Fund	(53,251)	(1,023,484)
iShares® Russell 2000® Index Fund	(132,201)	(9,741,892)
Market Vectors Oil Service ETF	(46,300)	(5,317,555)
Market Vectors Russia ETF	(185,000)	(4,930,250)
United States Natural Gas Fund LP	(304,500)	(1,967,070)
Vanguard REIT ETF	(221,797)	(12,864,226)

		(48,251,659)

TOTAL SECURITIES SOLD SHORT (Proceeds $150,407,300)		$(145,593,262)

Abbreviations:

AB - Aktiebolag is the Swedish equivalent of the term corporation

ADR - American Depositary Receipt

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders

Bhd - Berhad (in Malaysia, a form of a public company)

ETF - Exchange Traded Fund

HOLDRs - Holding Company Depository Receipt

LLC - Limited Liability Corporation

LP - Limited Partnership

Ltd. - Limited

MSCI - Morgan Stanley Capital International

NV - Naamloze Vennootschap (Dutch: Limited Liability Company)

PLC - Public Limited Liability

REIT - Real Estate Investment Trust

S.A. - Generally designates corporations in various countries, mostly those employing the civil law

(a)	Non-income producing security.
(b)	Pledged security;a portion or all of the security is pledged as collateral for securities sold short or borrowings as of December 31, 2011. (See Note 1)
(c)	Loaned security; a portion or all of the security is on loan at December 31, 2011.
(d)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2011, these securities had a total value of $9,006,497 or 1.37% of net assets.

(e)

Fair valued security; valued by management in accordance with procedures approved by the Fund’s Board of Trustees. As of December 31, 2011, these securities had a total value of $569,593 or 0.09% of total net assets.

(f)	Floating or variable rate security - rate disclosed as of December 31, 2011.
(g)

Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. As of December 31, 2011, the aggregate market value of those securities was $2,375,888, representing 0.36% of net assets.

(h)	Less than 0.0005%.
(i)	Rate shown represents the bond equivalent yield to maturity at date of purchase.

See Notes to Quarterly Statement of Investments.

Income Tax Information:
Net unrealized appreciation/depreciation of investments based on federal tax costs were as follows:
As of December 31, 2011
Gross appreciation (excess of value over tax cost)	$54,105,838
Gross depreciation (excess of tax cost over value)	(44,149,447)
Net unrealized appreciation	$9,956,391

Cost of investments for income tax purposes	$1,003,384,708

CLOUGH GLOBAL OPPORTUNITIES FUND

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

DECEMBER 31, 2011 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING AND OPERATING POLICIES

Clough Global Opportunities Fund (the “Fund”) is a closed-end management investment company that was organized under the laws of the state of Delaware by an Amended Agreement and Declaration of Trust dated January 16, 2006. The Fund is a non-diversified series with an investment objective to provide a high level of total return. Each Declaration of Trust provides that the Trustees may authorize separate classes of shares of beneficial interest.

The net asset value per share of the Fund is determined no less frequently than daily, on each day that the New York Stock Exchange (the “Exchange”) is open for trading, as of the close of regular trading on the Exchange (normally 4:00 p.m. New York time). Trading may take place in foreign issues held by the Fund at times when the Fund is not open for business. As a result, the Fund’s net asset value may change at times when it is not possible to purchase or sell shares of the Fund.

Investment Valuation: Securities held by the Fund for which exchange quotations are readily available are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the mean of the bid and asked prices on such day. Most securities listed on a foreign exchange are valued at the last sale price at the close of the exchange on which the security is primarily traded. In certain countries market maker prices are used since they are the most representative of the daily trading activity. Market maker prices are usually the mean between the bid and ask prices. Certain markets are not closed at the time that the Fund prices its portfolio securities. In these situations, snapshot prices are provided by the individual pricing services or other alternate sources at the close of the NYSE as appropriate. Securities not traded on a particular day are valued at the mean between the last reported bid and the asked quotes, or the last sale price when appropriate; otherwise fair value will be determined by the board-appointed fair valuation committee. Debt securities for which the over-the-counter market is the primary market are normally valued on the basis of prices furnished by one or more pricing services or dealers at the mean between the latest available bid and asked prices. As authorized by the Trustees, debt securities (other than short-term obligations) may be valued on the basis of valuations furnished by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of securities or a matrix method which considers yield or price of comparable bonds provided by a pricing service. Short-term obligations maturing within 60 days are valued at amortized cost, which approximates value, unless the Trustees determine that under particular circumstances such method does not result in fair value. Over-the-counter options are valued at the mean between bid and asked prices provided by dealers. Financial futures contracts listed on commodity exchanges and exchange-traded options are valued at closing settlement prices.

If the price of a security is unavailable in accordance with the aforementioned pricing procedures, or the price of a security is unreliable, e.g., due to the occurrence of a significant event, the security may be valued at its fair value determined by management pursuant to procedures adopted by the Board of Trustees. For this purpose, fair value is the price that the Fund reasonably expects to receive on a current sale of the security. Due to the number of variables affecting the price of a security, however; it is possible that the fair value of a security may not accurately reflect the price that a Fund could actually receive on a sale of the security. As of December 31, 2011, securities which have been fair valued represented 0.09% of net assets of the Fund.

A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	–	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;
Level 2	–

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used as of December 31, 2011 in valuing the Fund’s investments carried at value. The Fund recognizes transfers between the levels as of the beginning of the annual period in which the transfer occurred. There were no significant transfers between Levels 1 and 2 during the period ended December 31, 2011:

Clough Global Opportunities Fund

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Consumer Discretionary	$105,412,955	$–	$–	$105,412,955
Consumer Staples	13,103,935	–	–	13,103,935
Energy	146,867,125	–	–	146,867,125
Financials	163,868,640	–	200,873	164,069,513
Health Care	9,563,176	–	–	9,563,176
Industrials	58,085,774	–	–	58,085,774
Information Technology	137,639,497	–	–	137,639,497
Materials	11,242,869	–	–	11,242,869
Telecommunication Services	18,109,901	–	–	18,109,901
Utilities	144,771,361	–	–	144,771,361
Preferred Stocks	3,298,470	–	–	3,298,470
Corporate Bonds	–	36,058,996	–	36,058,996
Asset/Mortgage Backed Securities	–	510,761	–	510,761
Government & Agency Obligations	149,061,925	–	–	149,061,925
Call Options Purchased	180,096	–	368,720	548,816
Short-Term Investments	14,996,025	–	–	14,996,025
TOTAL	$976,201,749	$36,569,757	$569,593	$1,013,341,099

Other Financial Instruments*
Liabilities
Securities Sold Short	$(145,593,262)	$–	$–	$(145,593,262)
TOTAL	$(145,593,262)	$–	$–	$(145,593,262)

*For detailed Industry descriptions, see the accompanying Statement of Investments.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Clough Global Opportunities Fund

Investments in Securities	Balance as of March 31, 2011	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Net purchases/ (sales)	Transfers in and/or (out) of Level 3	Balance as of December 31, 2011	Net Change in unrealized appreciation/(depreciation) included in the statement of operations attributable to level 3 investments still held at December 31, 2011
Common Stocks	$200,869	$ –	$ 4	$ –	$ –	$200,873	$ 4
Call Options Purchased	–	–	(1,308,975)	1,677,695	–	368,720	(1,308,975)

TOTAL	$200,869	$ –	$(1,308,971)	$1,677,695	$ –	$569,593	$(1,308,971)

Foreign Securities: The Fund may invest a portion of its assets in foreign securities. In the event that the Fund executes a foreign security transaction, the Fund will generally enter into a forward foreign currency contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks.

The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

The effect of changes in foreign currency exchange rates on investments is reported with all other foreign currency realized and unrealized gains and losses in the Fund’s Statement of Operations.

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing forward foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Fund’s Statement of Assets and Liabilities as a receivable or a payable and in the Fund’s Statement of Operations with the change in unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies. There were no outstanding foreign currency contracts for the Fund as of December 31, 2011.

The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

Short Sales: The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of the short sale.

Derivatives Instruments and Hedging Activities: The following discloses the Fund’s use of derivative instruments and hedging activities.

The Fund’s investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivative contracts, including, but not limited to, purchased and written options and warrants. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objective more quickly and efficiently than if it was to make direct purchases or sales of securities capable of effecting a similar response to market factors.

Market Risk Factors: In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Risk of Investing in Derivatives: The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease or hedge exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected, resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objective, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

Option Writing/Purchasing: The Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option among others, is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. The Fund is obligated to pay interest to the broker for any debit balance of the margin account relating to options.

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is recorded as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

Written option activity for the nine months ended December 31, 2011 was as follows:

CLOUGH GLOBAL OPPORTUNITIES FUND:

	Written Call Options
	Contracts	Premiums
Outstanding, March 31, 2011	–	$–
Positions opened	5,198	1,194,401
Exercised	(426)	(84,633)
Expired	(2,543)	(205,729)
Closed	(2,229)	(904,039)
Outstanding, December 31, 2011	–	$–
Market Value, December 31, 2011	–	$–

	Written Put Options
	Contracts	Premiums
Outstanding, March 31, 2011	–	$–
Positions opened	1,361	1,978,132
Exercised	–	–
Expired	(203)	(103,118)
Closed	(1,158)	(1,875,014)
Outstanding, December 31, 2011	–	$–
Market Value, December 31, 2011	–	$–

Warrants: The Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in options above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit the Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. The Fund held no rights or warrants at the end of the period.

Item 2 - Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CLOUGH GLOBAL OPPORTUNITIES FUND

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (principal executive officer)

Date:	February 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (principal executive officer)

Date:	February 28, 2012

By:	/s/ Jeremy O. May
Jeremy O. May
Treasurer (principal financial officer)

Date:	February 28, 2012